Leases - Total amount of lease payments on an undiscounted basis (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Lessor, Lease, Description [Line Items]
Operating lease liabilities, including current portion		$ 43,516
Chartered In Vessels [Member]
Lessor, Lease, Description [Line Items]
June 30, 2022	$ 75,986
June 30, 2023	58,885
June 30, 2024	46,554
June 30, 2025	28,277
June 30, 2026	18,960
June 30, 2027 and thereafter	36,569
Total	265,231
Operating lease liabilities, including current portion	218,574
Discount based on incremental borrowing rate	46,657
Land [Member]
Lessor, Lease, Description [Line Items]
June 30, 2022	556
June 30, 2023	556
June 30, 2024	556
June 30, 2025	556
June 30, 2026	556
June 30, 2027 and thereafter	22,167
Total	24,947
Operating lease liabilities, including current portion	7,976
Discount based on incremental borrowing rate	16,971
Building [Member]
Lessor, Lease, Description [Line Items]
June 30, 2022	538
June 30, 2023	419
June 30, 2024	336
June 30, 2025	60
June 30, 2026	60
June 30, 2027 and thereafter	23
Total	1,436
Operating lease liabilities, including current portion	1,246
Discount based on incremental borrowing rate	$ 190